Offsets	Jul. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Neurosense Therapeutics Ltd.
Form or Filing Type	F-3
File Number	333-269306
Initial Filing Date	Jan. 19, 2023
Fee Offset Claimed	$ 9,290.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 84,305,818.00
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $84,305,818 of unsold securities (the “Unsold Securities”) previously registered and offered by the registrant pursuant to the Registration Statement on Form F-3 (File No. 333-269306) (the “Prior Registration Statement”), which was declared effective on January 30, 2023. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $11,020 with respect to an aggregate of $100,000,000 of securities, of which $9,290 relates to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Following the initial filing of this registration statement on January 30, 2026 and prior to the filing of this Amendment No. 1, the Registrant sold securities having an aggregate offering amount of $1,472,248 pursuant to the Prior Registration Statement. Accordingly, the amount of Unsold Securities eligible to be carried forward pursuant to Rule 415(a)(6) has been reduced from $85,778,066 to $84,305,818, and the fee offset claimed pursuant to Rule 457(p) has been adjusted accordingly. Pursuant to Rule 457(p), the filing fee associated with such Unsold Securities is hereby carried forward and applied to the securities registered under this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Neurosense Therapeutics Ltd.
Form or Filing Type	F-3
File Number	333-269306
Filing Date	Jan. 19, 2023
Fee Paid with Fee Offset Source	$ 9,290.00